UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2009
                                               ------------------------------

Check here if Amendment [ ];   Amendment Number:
                                                 -----------
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Bellatore Financial, Inc.
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Address:    333 W. San Carlos Street, Suite 1200
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            San Jose, CA 95110
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Form 13F File Number:   28-13398
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Al Steele
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Title:      Chief Executive Officer
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Phone:      408-998-7700
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Signature, Place, and Date of Signing:

      /s/ Al Steele                 San Jose, CA                   11-12-2009
      ---------------------------   --------------------------   --------------
              [Signature]                 [City, State]               [Date]

Report type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number          Name

          28-13399                                 Advisor Partners, LLC
             -----------------          ----------------------------------------
          [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:                30
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Form 13F Information Table Value Total:                $49,035.77

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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.      Form 13F File Number         Name

                 28-
        -----       -----------------------   ----------------------------------

        [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                               TITLE OF              VALUE        SHARES    SH/       PUT/  INVSTMT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER          CLASS     CUSIP     (X $1000)     PRN AMT    PRN       CALL  DSCRETN   MANAGERS   SOLE  SHARED   NONE
       --------------          -----     -----     ---------     -------    ---       ----  -------   --------   ----  ------   ----
CONSUMER STAPLES SELECT SECTOR Common     81369Y308   $   819.96   32206                     SOLE                               NONE
ISHARES BARCLAYS TIPS BOND     Common     464287176   $ 5,219.41   50733                     SOLE                               NONE
ISHARES BARCLAYS US AGGREGATE
  BD FD                        Common     464287226   $   494.09    4709                     SOLE                               NONE
ISHARES HIGH YIELD CORP
  BOND F                       Common     464288513   $   265.53    3075                     SOLE                               NONE
ISHARES LEHMAN 1-3 YR T BOND   Common     464287457   $   388.38    4623                     SOLE                               NONE
ISHARES MSCI E.M.I.F           Common     464287234   $ 2,236.31   57474                     SOLE                               NONE
ISHARES MSCI EAFE FD           Common     464287465   $   645.61   11807                     SOLE                               NONE
ISHARES MSCI EAFE INDEX FUND   Common    4642874765   $   873.19   15969                     SOLE                               NONE
ISHARES MSCI VALUE INDEX       Common     464288877   $ 6,044.41  118078                     SOLE                               NONE
ISHARES RUSSELL 1000 GROWTH
  INDEX FUND                   Common     464287614   $   461.27    9961                     SOLE                               NONE
ISHARES S&P MIDCAP 400 GROWTH
  INDEX FUND                   Common     464287606   $   233.12    3161                     SOLE                               NONE
ISHARES S&P SMALLCAP 600 INDEX Common     464287804   $ 2,399.84   45851                     SOLE                               NONE
POWERSHARES FTSE RAFI US 1500
  SMALL-MID                    Common     73935X567   $   453.50    9159                     SOLE                               NONE
POWERSHARES QQQ                Common     73935A104   $   239.68    5673                     SOLE                               NONE
PROSHARES ULTRA S&P500         Common     74347R107   $ 1,219.80   35542                     SOLE                               NONE
RYDEX S&P EQUAL WEIGHT         Common     78355W106   $   670.47   17975                     SOLE                               NONE
S & P 500 DEPOSITORY RECEIPT   Common     78462F103   $   371.40    3517                     SOLE                               NONE
SPDR BARCLAYS CAPITAL HIGH YIE Common     78464A417   $   692.51   17992                     SOLE                               NONE
SPDR GOLD TR GOLD SHS          Common     78463V107   $   969.63    9809                     SOLE                               NONE
SPDR INDEX INTL SMALL CAP      Common     78463X871   $   259.43   10134                     SOLE                               NONE
SPDR LEHMAN INTL TREASURY BOND Common     78464A516   $   357.36    6116                     SOLE                               NONE
SPDR SER TR BARCLAYS CAPMUN BD Common     78464A458   $   261.79   11264                     SOLE                               NONE
VANGUARD INTL EQUITY INDEXFD
  INC FTSE ALL-                Common     922042775   $   225.52    5220                     SOLE                               NONE
VANGUARD REIT INDEX            Common     922908553   $ 1,642.62   39629                     SOLE                               NONE
VANGUARD SHORT-TERM BOND ETF   Common     921937827   $ 4,704.93   58775                     SOLE                               NONE
VANGUARD SMALL CAP ETF         Common     922908751   $   450.29    8106                     SOLE                               NONE
VANGUARD SMALL CAP VALUE ETF   Common     922908611   $ 3,224.27   60391                     SOLE                               NONE
VANGUARD TOTAL BOND MARKET ETF Common     921937835   $   495.68    6235                     SOLE                               NONE
VANGUARD TOTAL STOCK MKT       Common     922908769   $ 5,969.00  111383                     SOLE                               NONE
VANGUARD VALUE ETF             Common     922908744   $ 5,048.25  109554                     SOLE                               NONE
WISDOMTREE INTL SMALL CAP      Common     97717W760   $ 1,698.51   37998                     SOLE                               NONE